PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENT

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount as of January 1, 2026	1,693	523	2,216
Additions	203	23	226
Depreciation charge (Note 20)	(287)	(60)	(347)
Translation differences	(16)	(4)	(20)
As of June 30, 2026	1,593	482	2,075
Cost	3,343	847	4,190
Accumulated depreciation	(1,750)	(365)	(2,115)
Net book amount as of June 30, 2026	1,593	482	2,075

Net book amount as of January 1, 2025	1,319	514	1,833
Additions	445	92	537
Depreciation charge (Note 20)	(245)	(38)	(283)
Translation differences	104	25	129
As of June 30, 2025	1,623	593	2,216
Cost	2,844	846	3,690
Accumulated depreciation	(1,221)	(253)	(1,474)
Net book amount as of June 30, 2025	1,623	593	2,216
For the six months ended June 30, 2026 and 2025, cash paid for the acquisition of property and equipment was $226 and $537, respectively.

The following is the reconciliation of the depreciation expense:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Depreciation expensed to general and administrative expenses (Note 20)	174	157	347	283